LVIP BlackRock Dividend Value Managed Volatility Fund
Schedule of Investments
September 30, 2023 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–91.88%
Aerospace & Defense–2.11%
L3Harris Technologies, Inc.	136,958	$23,847,127
Lockheed Martin Corp.	7,049	2,882,759
RTX Corp.	111,279	8,008,750
		34,738,636
Automobile Components–0.29%
Lear Corp.	35,951	4,824,624
		4,824,624
Automobiles–1.66%
Ford Motor Co.	505,879	6,283,017
General Motors Co.	641,370	21,145,969
		27,428,986
Banks–9.75%
Bank of America Corp.	218,929	5,994,276
Citigroup, Inc.	738,563	30,377,096
Citizens Financial Group, Inc.	430,038	11,525,018
Comerica, Inc.	67,610	2,809,196
Fifth Third Bancorp	143,516	3,635,260
First Citizens BancShares, Inc. Class A	18,728	25,846,513
First Horizon Corp.	149,661	1,649,264
FNB Corp.	184,393	1,989,600
Huntington Bancshares, Inc.	371,698	3,865,659
JPMorgan Chase & Co.	114,212	16,563,024
KeyCorp	344,322	3,704,905
New York Community Bancorp, Inc.	358,401	4,064,267
Regions Financial Corp.	206,565	3,552,918
Truist Financial Corp.	134,200	3,839,462
U.S. Bancorp	116,192	3,841,308
United Bankshares, Inc.	69,750	1,924,403
Valley National Bancorp	224,184	1,919,015
Wells Fargo & Co.	826,409	33,767,072
		160,868,256
Beverages–0.78%
Coca-Cola Co.	68,459	3,832,335
Constellation Brands, Inc. Class A	35,824	9,003,646
		12,835,981
Biotechnology–0.28%
Gilead Sciences, Inc.	61,806	4,631,742
		4,631,742
Broadline Retail–0.08%
Kohl's Corp.	59,461	1,246,303
		1,246,303
Building Products–0.36%
Allegion PLC	56,790	5,917,518
		5,917,518
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets–2.70%
Carlyle Group, Inc.	257,996	$7,781,160
Federated Hermes, Inc.	41,546	1,407,163
Franklin Resources, Inc.	145,609	3,579,069
Goldman Sachs Group, Inc.	9,130	2,954,194
Intercontinental Exchange, Inc.	57,361	6,310,857
Invesco Ltd.	230,663	3,349,227
Janus Henderson Group PLC	68,121	1,758,884
Lazard Ltd. Class A	57,009	1,767,849
Raymond James Financial, Inc.	101,954	10,239,240
T Rowe Price Group, Inc.	51,173	5,366,513
		44,514,156
Chemicals–1.49%
CF Industries Holdings, Inc.	12,636	1,083,411
Chemours Co.	74,660	2,094,213
Huntsman Corp.	91,058	2,221,815
International Flavors & Fragrances, Inc.	97,009	6,613,103
LyondellBasell Industries NV Class A	69,849	6,614,700
PPG Industries, Inc.	45,447	5,899,021
		24,526,263
Communications Equipment–1.56%
Cisco Systems, Inc.	479,877	25,798,188
		25,798,188
Consumer Staples Distribution & Retail–1.28%
Dollar General Corp.	156,141	16,519,718
Walgreens Boots Alliance, Inc.	205,634	4,573,300
		21,093,018
Containers & Packaging–2.07%
International Paper Co.	174,401	6,186,003
Packaging Corp. of America	35,047	5,381,467
Sealed Air Corp.	465,989	15,312,399
Sonoco Products Co.	49,267	2,677,661
Westrock Co.	126,811	4,539,834
		34,097,364
Distributors–0.15%
Genuine Parts Co.	16,932	2,444,642
		2,444,642
Diversified Consumer Services–0.20%
H&R Block, Inc.	77,038	3,317,256
		3,317,256
Diversified Telecommunication Services–1.98%
AT&T, Inc.	926,525	13,916,406
LVIP BlackRock Dividend Value Managed Volatility Fund–1

LVIP BlackRock Dividend Value Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Telecommunication Services (continued)
Verizon Communications, Inc.	579,861	$18,793,295
		32,709,701
Electric Utilities–4.97%
Alliant Energy Corp.	91,231	4,420,142
American Electric Power Co., Inc.	187,943	14,137,072
Edison International	85,683	5,422,877
Entergy Corp.	52,777	4,881,873
Eversource Energy	63,186	3,674,266
Exelon Corp.	293,205	11,080,217
FirstEnergy Corp.	131,521	4,495,388
IDACORP, Inc.	25,794	2,415,608
NextEra Energy, Inc.	46,313	2,653,272
NRG Energy, Inc.	110,656	4,262,469
OGE Energy Corp.	101,070	3,368,663
†PG&E Corp.	574,956	9,274,040
Pinnacle West Capital Corp.	53,715	3,957,721
PPL Corp.	174,922	4,121,162
Xcel Energy, Inc.	66,190	3,787,392
		81,952,162
Electrical Equipment–0.23%
Emerson Electric Co.	38,783	3,745,274
		3,745,274
Entertainment–0.42%
Activision Blizzard, Inc.	73,732	6,903,527
		6,903,527
Financial Services–3.10%
Apollo Global Management, Inc.	38,884	3,490,228
Equitable Holdings, Inc.	166,370	4,723,244
Fidelity National Information Services, Inc.	429,283	23,726,471
Visa, Inc. Class A	72,145	16,594,072
Western Union Co.	197,931	2,608,731
		51,142,746
Food Products–2.39%
Conagra Brands, Inc.	134,703	3,693,556
General Mills, Inc.	45,302	2,898,875
Kraft Heinz Co.	877,823	29,529,966
Mondelez International, Inc. Class A	47,843	3,320,304
		39,442,701
Gas Utilities–0.38%
New Jersey Resources Corp.	47,324	1,922,774
Southwest Gas Holdings, Inc.	30,681	1,853,439
UGI Corp.	106,345	2,445,935
		6,222,148
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Ground Transportation–0.28%
Union Pacific Corp.	22,901	$4,663,331
		4,663,331
Health Care Equipment & Supplies–4.60%
Baxter International, Inc.	688,298	25,976,367
Koninklijke Philips NV	662,452	13,283,358
Medtronic PLC	321,269	25,174,639
Zimmer Biomet Holdings, Inc.	101,269	11,364,407
		75,798,771
Health Care Providers & Services–5.76%
Cardinal Health, Inc.	231,646	20,111,506
Cencora, Inc.	33,180	5,971,405
Cigna Group	60,509	17,309,810
Elevance Health, Inc.	40,744	17,740,752
Humana, Inc.	14,662	7,133,356
Laboratory Corp. of America Holdings	132,752	26,689,789
		94,956,618
Hotels, Restaurants & Leisure–0.29%
McDonald's Corp.	11,508	3,031,667
Wendy's Co.	86,809	1,771,772
		4,803,439
Household Durables–2.25%
Garmin Ltd.	40,229	4,232,091
Leggett & Platt, Inc.	68,945	1,751,893
Newell Brands, Inc.	715,806	6,463,728
Panasonic Holdings Corp.	1,045,700	11,769,723
Sony Group Corp.	113,300	9,279,925
Whirlpool Corp.	27,459	3,671,268
		37,168,628
Household Products–0.30%
Kimberly-Clark Corp.	40,585	4,904,697
		4,904,697
Industrial Conglomerates–0.27%
Siemens AG	31,268	4,484,661
		4,484,661
Insurance–6.81%
Allstate Corp.	64,624	7,199,760
American International Group, Inc.	495,850	30,048,510
Cincinnati Financial Corp.	28,105	2,874,860
Fidelity National Financial, Inc.	492,188	20,327,364
First American Financial Corp.	21,613	1,220,918
MetLife, Inc.	54,515	3,429,539
Old Republic International Corp.	147,332	3,969,124
LVIP BlackRock Dividend Value Managed Volatility Fund–2

LVIP BlackRock Dividend Value Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Principal Financial Group, Inc.	45,710	$3,294,320
Prudential Financial, Inc.	70,166	6,658,052
Prudential PLC	806,888	8,750,094
Unum Group	88,848	4,370,433
Willis Towers Watson PLC	96,729	20,212,492
		112,355,466
IT Services–2.32%
Cognizant Technology Solutions Corp. Class A	456,790	30,942,954
International Business Machines Corp.	52,722	7,396,897
		38,339,851
Life Sciences Tools & Services–0.26%
†Fortrea Holdings, Inc.	152,535	4,360,976
		4,360,976
Machinery–0.70%
Fortive Corp.	45,368	3,364,491
Komatsu Ltd.	302,800	8,192,053
		11,556,544
Media–2.41%
Comcast Corp. Class A	535,094	23,726,068
Fox Corp. Class A	285,987	8,922,794
Interpublic Group of Cos., Inc.	131,895	3,780,111
Omnicom Group, Inc.	45,414	3,382,435
		39,811,408
Metals & Mining–0.26%
Newmont Corp.	115,179	4,255,864
		4,255,864
Multi-Utilities–3.40%
Avista Corp.	36,380	1,177,621
Black Hills Corp.	32,555	1,646,957
CenterPoint Energy, Inc.	128,180	3,441,633
CMS Energy Corp.	73,129	3,883,881
Dominion Energy, Inc.	115,760	5,170,999
DTE Energy Co.	42,739	4,243,128
NiSource, Inc.	173,308	4,277,241
NorthWestern Corp.	29,165	1,401,670
Public Service Enterprise Group, Inc.	219,867	12,512,631
Sempra	208,901	14,211,535
WEC Energy Group, Inc.	51,910	4,181,351
		56,148,647
Oil, Gas & Consumable Fuels–8.03%
BP PLC	4,602,808	29,842,817
Chevron Corp.	30,520	5,146,282
ConocoPhillips	72,158	8,644,528
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Enterprise Products Partners LP	911,325	$24,942,965
Exxon Mobil Corp.	39,886	4,689,796
Marathon Petroleum Corp.	25,188	3,811,952
ONEOK, Inc.	114,944	7,290,898
Shell PLC	1,076,012	34,212,667
Suncor Energy, Inc.	277,320	9,534,262
Valero Energy Corp.	31,057	4,401,087
		132,517,254
Personal Care Products–1.45%
Unilever PLC	485,690	23,993,086
		23,993,086
Pharmaceuticals–4.19%
AstraZeneca PLC	62,610	8,480,869
Bayer AG	300,484	14,438,862
Eli Lilly & Co.	14,856	7,979,603
Merck & Co., Inc.	33,528	3,451,708
Novo Nordisk AS ADR	77,494	7,047,304
Pfizer, Inc.	132,785	4,404,478
Sanofi	217,864	23,374,572
		69,177,396
Professional Services–2.96%
Leidos Holdings, Inc.	261,443	24,094,587
Robert Half, Inc.	40,727	2,984,475
SS&C Technologies Holdings, Inc.	413,364	21,718,144
		48,797,206
Semiconductors & Semiconductor Equipment–0.57%
Intel Corp.	93,328	3,317,810
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	69,851	6,070,052
		9,387,862
Software–1.28%
Microsoft Corp.	66,598	21,028,318
		21,028,318
Specialty Retail–0.41%
Ross Stores, Inc.	59,790	6,753,281
		6,753,281
Technology Hardware, Storage & Peripherals–1.74%
HP, Inc.	165,664	4,257,565
Samsung Electronics Co. Ltd. GDR	14,661	18,472,860
Seagate Technology Holdings PLC	90,345	5,958,253
		28,688,678
LVIP BlackRock Dividend Value Managed Volatility Fund–3

LVIP BlackRock Dividend Value Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods–0.35%
Ralph Lauren Corp.	50,144	$5,821,217
		5,821,217
Tobacco–2.03%
Altria Group, Inc.	229,224	9,638,869
British American Tobacco PLC ADR	556,863	17,491,067
Philip Morris International, Inc.	69,154	6,402,277
		33,532,213
Trading Companies & Distributors–0.45%
MSC Industrial Direct Co., Inc. Class A	22,978	2,255,291
Watsco, Inc.	13,796	5,211,025
		7,466,316
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Wireless Telecommunication Services–0.28%
Rogers Communications, Inc. Class B	121,112	$4,650,094
		4,650,094
Total Common Stock (Cost $1,390,442,605)		1,515,823,014

MONEY MARKET FUND–8.01%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 5.29%)	132,111,407	132,111,407
Total Money Market Fund (Cost $132,111,407)		132,111,407

TOTAL INVESTMENTS–99.89% (Cost $1,522,554,012)	1,647,934,421
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.11%	1,818,793
NET ASSETS APPLICABLE TO 86,759,497 SHARES OUTSTANDING–100.00%	$1,649,753,214

†Non-income producing.

The following futures contracts were outstanding at September 30, 2023:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
39	British Pound	$2,976,188	$3,046,459	12/18/23	$—	$(70,271)
37	Euro	4,908,281	4,995,097	12/18/23	—	(86,816)
42	Japanese Yen	3,558,187	3,615,745	12/18/23	—	(57,558)
					—	(214,645)
Equity Contracts:
18	Dow Jones U.S. Real Estate Index	547,560	567,660	12/15/23	—	(20,100)
30	E-mini Russell 2000 Index	2,697,900	2,767,947	12/15/23	—	(70,047)
142	E-mini S&P 500 Index	30,711,050	32,084,411	12/15/23	—	(1,373,361)
130	E-mini S&P MidCap 400 Index	32,765,200	33,795,826	12/15/23	—	(1,030,626)
112	Euro STOXX 50 Index	4,978,041	5,043,937	12/15/23	—	(65,896)
32	FTSE 100 Index	2,995,004	2,944,876	12/15/23	50,128	—
17	Nikkei 225 Index (OSE)	3,624,331	3,723,351	12/7/23	—	(99,020)
					50,128	(2,659,050)
Total Futures Contracts					$50,128	$(2,873,695)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2023.

LVIP BlackRock Dividend Value Managed Volatility Fund–4

LVIP BlackRock Dividend Value Managed Volatility Fund
Schedule of Investments (continued)
Summary of Abbreviations:
ADR–American Depositary Receipt
FTSE–Financial Times Stock Exchange
GDR–Global Depository Receipt
IT–Information Technology
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
See accompanying notes.
LVIP BlackRock Dividend Value Managed Volatility Fund–5

LVIP BlackRock Dividend Value Managed Volatility Fund
Notes
September 30, 2023 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP BlackRock Dividend Value Managed Volatility Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP BlackRock Dividend Value Managed Volatility Fund–6

LVIP BlackRock Dividend Value Managed Volatility Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$1,515,823,014	$—	$—	$1,515,823,014
Money Market Fund	132,111,407	—	—	132,111,407
Total Investments	$1,647,934,421	$—	$—	$1,647,934,421
Derivatives:

Assets:
Futures Contract	$50,128	$—	$—	$50,128
Liabilities:
Futures Contracts	$(2,873,695)	$—	$—	$(2,873,695)
There were no Level 3 investments at the beginning or end of the period.
LVIP BlackRock Dividend Value Managed Volatility Fund–7